Employee Benefits - Narrative (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Employee Benefits [Abstract]
Employee service period required for benefits	3 years
Weighted average duration of defined benefit obligations	12 years 1 month 6 days	12 years 6 months
Estimate of contributions expected to be paid to plan for next annual reporting period	¥ 10,168
Defined contribution costs	¥ 52,692	¥ 60,521	¥ 46,446